Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
OPERATING ACTIVITIES
Net earnings	$ 752	$ 826	$ 907
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	284	296	244
Amortization of debt discount (premium), net	(11)	(5)	1
Inventory step-up amortization	0	30	9
Stock-based compensation	69	76	70
Excess tax benefits from stock-based compensation	(1)	(9)	(17)
Investment impairment charges	0	0	5
Purchased in-process research and development charges	0	4	12
Gain on sale of investment	(14)	0	(5)
Deferred income taxes	(77)	(65)	(34)
Other, net	106	78	17
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	13	(55)	(123)
Inventories	13	10	42
Other current assets	4	48	(30)
Accounts payable and accrued expenses	29	39	164
Income taxes payable	168	14	12
Net cash provided by operating activities	1,335	1,287	1,274
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(280)	(307)	(305)
Payments to Acquire Businesses, Net of Cash Acquired	0	0	(679)
Proceeds from sale of investments	19	0	8
Other investing activities, net	(52)	(30)	(105)
Net cash used in investing activities	(313)	(337)	(1,081)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued	119	302	152
Excess tax benefits from stock-based compensation	1	9	17
Common stock repurchased, including related costs	(992)	(809)	(591)
Dividends paid	(284)	(205)	0
Issuances (payments) of commercial paper borrowings, net	321	247	26
Borrowings under debt facilities	0	78	940
Payments under debt facilities	0	(78)	(620)
Other financing activities, net	22	0	(10)
Net cash used in financing activities	(813)	(456)	(86)
Effect of currency exchange rate changes on cash and cash equivalents	(1)	(8)	0
Net increase in cash and cash equivalents	208	486	107
Cash and cash equivalents at beginning of period	986	500	393
Cash and cash equivalents at end of period	1,194	986	500
Supplemental Cash Flow Information
Income Taxes Paid	177	203	308
Interest Paid	69	68	63
Other Significant Noncash Transaction, Value of Consideration Received	$ 0	$ 0	$ 534